Pensions and other post-employment benefits - Movement In Benefit Liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
At 1 January	£ (763)	£ (1,356)	£ (1,129)
Exchange adjustments	14	44	(87)
Service cost	(97)	(96)	(146)
Past service cost	(18)	(3)	(6)
Interest cost	(25)	(45)	(18)
Settlements and curtailments	2	6	21
Remeasurements:
Return on plan assets, excluding amounts included in interest	(547)	380	(5,883)
Gain/(loss) from change in demographic assumptions	90	135	92
Gain/(loss) from change in financial assumptions	890	(137)	5,868
Experience gain/(loss)	23	(267)	(949)
Employer contributions	351	606	919
Transfer to assets held for sale/distribution	0	0	(3)
Expenses	(23)	(30)	(35)
At 31 December	£ (103)	£ (763)	£ (1,356)